Financial Instruments - Summary of Disclosure in Tabular Form of Open Currency Forward Contracts (Parentheticals) (Detail) - Cash flow hedges [member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge net assets fair value		$ 0.2
Cash flow hedge net liabilities fair value	$ 0.1